Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	10 Months Ended
	Jan. 09, 2024	Sep. 30, 2024	Dec. 31, 2023
Other Current Assets [Line Items]
Receivable from bp		$ 70,033	$ 0
LOA prepayments		22,598	0
Prepaid expenses		2,921	2,292
Inventories		2,334	1,990
Others		7,536	2,968
Other current assets		124,035	71,997
Lease and operate agreement, pre-commissioning contractual cash flows, amendment deed		81,600
Lease and operate agreement, pre-commissioning contractual cash flows, crew accommodation arrangements		5,700
Payment of liquidated damages, lease and operate agreement, pre-commissioning contractual cash flows,	$ 109,900
Commodity contract
Other Current Assets [Line Items]
Derivative asset		12,291	48,079
Receivable from TTF linked commodity swap derivatives		0	7,581
Money market
Other Current Assets [Line Items]
Interest Receivable		3,191	3,929
Interest rate swap
Other Current Assets [Line Items]
Derivative asset		1,007	2,697
Interest Receivable		$ 2,124	$ 2,461